Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of lease expenses
(a) The components of lease expenses were as follows:

	For the year ended December 31,
	2022	2023	2024
		(in thousands)
Lease cost:
Amortization of right-of-use assets	946	1,103	588
Interest of lease liabilities	73	62	56
Expenses for short-term lease within 12 months	(153)	1,075	1,084

Total lease cost	866	2,240	1,728

Supplemental cash flow information related to leases
(b) Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	1,008	1,050	773
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	2,213	—
Lease liability settled through termination of lease:
Operating leases	—	627	875
Right-of-use assets disposed through termination of lease:
Operating leases	—	704	875

Schedule of weighted average lease terms and discount rate
(c) Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023	2024
Weighted-average remaining lease term
Operating leases	18.55 months	21.00 months	2.00 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	4% per annum

Schedule of maturities of lease liabilities
(d) Maturities of lease liabilities were as follows:

As of December 31,
2024
(in thousands)
Year Ending December 31,
2025	272

Total undiscounted lease payments	272
Less: imputed interest	—

Total lease liabilities	272

Amounts due within 12 months	272
Non-current lease liability	—